Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019-6099

VIA EDGAR

April 30, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Smith Barney Bristol Energy Fund L.P.

Ladies and Gentlemen:

On behalf of this firm’s client, Smith Barney Bristol Energy Fund L.P. (the “Partnership”), transmitted herewith for filing with the Commission is one copy of the Partnership’s Form 10 and accompanying exhibits.  This Form 10 is being filed pursuant to Section 12(g) of the Securities Exchange Act of 1934, and the rules promulgated thereunder.  No fee is required in connection with this filing.

Should members of the Staff have any questions regarding the Form 10 transmitted herewith, please call the undersigned at 212-728-8833.

Very truly yours,

/s/ Gabriel Acri

Gabriel Acri

Encl.

cc:	Jennifer Magro
Rita M. Molesworth
Adam Orford